Financial instruments (Details 17) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Quarterly schedule of hedged sales
Nominal value	R$ 850,000
Non-derivative financial liabilities designated to hedge accounting | USD
Quarterly schedule of hedged sales
Nominal value	5,550,205	R$ 5,301,099
Non-derivative financial liabilities designated to hedge accounting | Designated and unrealized sales | 2018 | USD
Quarterly schedule of hedged sales
Nominal value	221,790
Non-derivative financial liabilities designated to hedge accounting | Designated and unrealized sales | 2018 | USD | First quarter
Quarterly schedule of hedged sales
Nominal value	53,889
Non-derivative financial liabilities designated to hedge accounting | Designated and unrealized sales | 2018 | USD | Second quarter
Quarterly schedule of hedged sales
Nominal value	55,137
Non-derivative financial liabilities designated to hedge accounting | Designated and unrealized sales | 2018 | USD | Third quarter
Quarterly schedule of hedged sales
Nominal value	56,382
Non-derivative financial liabilities designated to hedge accounting | Designated and unrealized sales | 2018 | USD | Fourth quarter
Quarterly schedule of hedged sales
Nominal value	R$ 56,382